Rule 497(e)

File Nos. 333-138592 and 811-21979

April 7, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Nuveen	Investment Trust V

                    (Registration Nos. 333-138592 and 811-21979)

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust V (the “Registrant”) and its series, Nuveen Gresham Diversified Commodity Strategy Fund and Nuveen Gresham Long/Short Commodity Strategy Fund, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrant’s 497(e) filing with the Securities and Exchange Commission on March 18, 2016.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By: /s/ Morrison C. Warren

        Morrison C. Warren

Enclosures